UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5269

                                Brazil Fund, Inc.
                                -----------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


The Brazil Fund, Inc.

                                                                              Shares      Value ($)
                                                                        ---------------------------------

    Common Stocks 97.4%

Consumer Discretionary 0.8%

Textiles, Apparel & Luxury Goods
Sao Paulo Alpargatas SA (Preferred)                                          325,796       6,427,685

----------------------------------------------------------------------------------------------------------
Consumer Staples 15.9%
----------------------------------------------------------------------------------------------------------

Beverages 7.4%
Companhia de Bebidas das Americas                                         28,841,593       8,664,634
Companhia de Bebidas das Americas (Preferred)                            144,207,965      53,992,311
                                                                                       -------------
                                                                                          62,656,945

Food & Staples Retailing 1.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Preferred)     540,916,400      15,522,666

Food Products 3.6%
Sadia SA (Preferred)                                                      10,198,045      30,637,118

Personal Products 0.6%
Natura Cosmeticos SA                                                         119,600       4,772,846

Tobacco 2.5%
Souza Cruz SA (Voting)                                                     1,735,943      21,008,475

Energy 12.9%

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preferred)                                         6,846,632     109,444,189

Financials 18.5%

Banks 17.7%
Banco Bradesco SA (Preferred)                                                902,629      44,034,632
Banco Itau Holding Financeira SA (Preferred)                                 444,049     106,024,613
                                                                                       -------------
                                                                                         150,059,245

Diversified Financial Services 0.2%
Unibanco - Uniao de Bancos Brasileiros SA (Units)                            158,400       1,686,134

Insurance 0.6%
Porto Seguro SA                                                              528,000       5,244,014

Health Care 0.5%

Health Care Equipment & Supplies
Diagnosticos da America SA* *                                                278,500       4,358,197

Industrials 11.1%

Aerospace & Defense 1.7%
Empresa Brasileira de Aeronautica SA (Preferred)                           1,498,932      14,651,922

Airlines 1.1%
Gol-Linhas Aereas Inteligentes SA (Preferred)                                277,184       4,499,175
Tam SA (Preferred)*                                                          390,200       4,505,269
                                                                                       -------------
                                                                                           9,004,444

Commercial Services & Supplies 0.1%
Contax Participacoes SA*                                                          49              44
Contax Participacoes SA (Preferred)                                          848,205         528,654
                                                                                       -------------
                                                                                             528,698

Electrical Equipment 5.7%
Weg SA (Preferred)                                                        14,356,500      48,215,490

Industrial Conglomerates 0.4%
Ultrapar Participacoes SA (Preferred)                                        199,810       3,400,052

Road & Rail 1.0%
All America Latina Logistica (Preferred) ***                                 218,900       8,686,508

Transportation Infrastructure 1.1%
Companhia de Concessoes Rodoviarias                                          324,000       9,217,918

Materials 25.5%

Chemicals 0.4%
Braskem SA "A" (Preferred)                                                   302,554       3,118,876

Metals & Mining 20.1%
Caemi Mineracao e Metalurgica SA (Preferred)                              14,490,500      23,000,793
Companhia Siderurgica Nacional SA (Voting)                                 1,205,800      27,990,434
Companhia Vale do Rio Doce "A" (Preferred) **                              2,030,812      79,103,506
Gerdau SA (Preferred)                                                      2,189,040      32,852,286
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)                       325,600       7,577,186
                                                                                       -------------
                                                                                         170,524,205

Paper & Forest Products 5.0%
Aracruz Celulos SA "B" (Preferred)                                         5,109,599      20,619,850
Klabin SA (Preferred)                                                      1,364,000       2,813,380
Votorantim Celulose e Papel SA (Preferred)                                 1,434,500      19,135,672
                                                                                       -------------
                                                                                          42,568,902

Telecommunication Services 4.9%

Diversified Telecommunication Services 4.2%
Brasil Telecom Participacoes SA (Preferred)                            1,184,456,600      10,090,878
Brasil Telecom SA (Preferred)                                          1,143,634,125       5,461,261
Tele Norte Leste Participacoes SA                                                 49           1,112
Tele Norte Leste Participacoes SA (Preferred)                                848,205      13,973,209
Telemar Norte Leste SA "A" (Preferred)                                       219,434       5,657,544
                                                                                       -------------
                                                                                          35,184,004

Wireless Telecommunication Services 0.7%
Tele Centro Oeste Celular Participacoes SA (Preferred)                       351,681       3,281,539
Telesp Celular Participacoes SA (Preferred)*                                 711,474       2,839,260
                                                                                       -------------
                                                                                           6,120,799

Utilities 7.3%

Electric Utilities 6.4%
AES Tiete SA (Preferred)                                                 224,960,000       4,650,101
Centrais Eletricas Brasileiras SA "B" (Preferred)                        380,000,000       7,326,697
Companhia Energetica de Minas Gerais SA (Preferred)                      842,171,369      32,097,824
Companhia Paranaense de Energia-Copel "B" (Preferred)                    645,166,700       5,036,477
EDP - Energias do Brasil SA*                                                 419,600       4,891,759
                                                                                       -------------
                                                                                          54,002,858

Water Utilities 0.9%
Companhia Saneamento Basico do Sao Paulo SA (Voting)                     106,400,000       7,508,877
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $199,628,262)                                  824,551,067

----------------------------------------------------------------------------------------------------------
    Other Investments 0.0%
----------------------------------------------------------------------------------------------------------

Companhia Vale do Rio Doce  (Cost $0)                                        922,104          20,136

----------------------------------------------------------------------------------------------------------
    Cash Equivalents 1.6%
----------------------------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (a)                              13,483,030      13,483,030
  (Cost $13,483,030)
                                                                               % of
                                                                         Net Assets      Value ($)
                                                                   --------------------------------
Total Investment Portfolio (Cost $ 213,111,292)                                99.0     838,054,233
Other Assets and Liabilities, Net                                               1.0       8,157,143
 --------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0     846,211,376

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

**  These shares have limited voting rights.

*** Units representing four preferred shares and one common share.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Brazil Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Brazil Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005